Disclosures on equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about controls capital management [Abstract]
Disclosure of detailed information about controls capital management [Text Block]
The Company’s management controls capital management based on the following ratios:

Capital Management	As of December 31, 2021	As of December 31, 2020	Description (1)	Calculation (1)
Net Financial Debt (ThUS$)	204,692	1,074,020	Financial Debt – Financial Resources	Other current Financial Liabilities + Other Non-Current Financial Liabilities– Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Liquidity	4.62	5.40	Current Assets divided by Current Liabilities	Total Current Assets / Total Current Liabilities
ROE	18.41%	7.79%	Profit for the year divided by Total Equity	Profit for the year / Equity
Adjusted EBITDA (ThUS$)	1,185,453	579,765	Adjusted EBITDA	Profit (loss) + Depreciation and Amortization Expenses adjustments + Finance Costs + Income Tax – Other income and Share of profit of associates and joint ventures + Other expenses by function – Finance income – Currency differences
EBITDA (ThUS$)	1,140,086	524,650	EBITDA	Profit (loss) + Depreciation and Amortization Expense adjustments + Finance Costs + Income Tax
ROA	21.29%	9.83%	Adjusted EBITDA – Depreciation divided by Total Assets net of financial resources less related parties’ investments	(Gross Profit – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity accounted Investments) (LTM)
Indebtedness	0.06	0.50	Net Financial Debt on Equity	Net Financial Debt / Total Equity

Disclosure of classes of share capital [text block]
As of December 31, 2021, the Company has placed share issues in the market as described in note 1.7:

	As of December 31, 2021		As of December 31, 2020
Type of capital in preferred shares	Series A	Series B	Series A	Series B
Description of type of capital in shares
Number of authorized shares	142,819,552	142,818,904	142,819,552	120,376,972
Number of fully subscribed and paid shares	142,819,552	142,818,904	142,819,552	120,376,972
Number of subscribed, partially paid shares	-	-	-	-
Increase (decrease) in the number of current shares	-	-	-	-
Number of outstanding shares	142,818,904	142,818,904	142,819,552	120,376,972
Number of shares owned by the Company or its subsidiaries or associates	648	-	-	-
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	-	-	-	-
Capital amount in shares ThUS$	134,750	1,442,893	134,750	342,636
Total number of subscribed shares	142,819,552	142,818,904	142,819,552	120,376,972
19.4	Disclosures on reserves in Equity and non-controlling interests

As of December 31, 2021, and 2020, this caption comprises the following:

Disclosures on reserves in equity	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
Reserve for currency exchange conversion (1)	(7,913)	(11,569)	(25,745)
Reserve for cash flow hedges (2)	(34,025)	4,491	7,196
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income (3)	(11,146)	6,872	(270)
Reserve for actuarial gains or losses in defined benefit plans (4)	(4,174)	(8,680)	(9,490)
Other reserves	13,103	16,318	14,086
Total	(44,155)	7,432	(14,223)

(1) This balance reflects retained earnings for changes in the exchange rate when converting the financial statements of subsidiaries whose functional currency is different from the US dollar.

(2) The Company maintains, as hedge instruments, financial derivatives related to obligations with the public issued in UF and Chilean pesos, Changes from the fair value of derivatives designated and classified as hedges are recognized under this classification.

(3) This caption includes the fair value of equity investments that are not held for trading and that the group has irrevocably opted to recognize in this category upon initial recognition. In the event that such equity instruments are fully or partially disposed of, the proportional accumulated effect of accumulated fair value will be transferred to retained earnings.

(4) This caption reflects the effects of changes in actuarial assumptions, mainly changes in the discount rate.

Disclosure of detailed information about movement in other reserves [Text Block]
Movements in other reserves and changes in interest were as follows:

	Foreign currency translation difference (1)	Reserve for cash flow hedges		Reserve for actuarial gains and losses from defined benefit plans		Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income		Other reserves	Total reserves
Movements	Before taxes	Before taxes	Tax	Before taxes	Deferred taxes	Before Taxes	Deferred taxes	Before taxes	Reserves	Deferred taxes	Total reserves
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2019	(26,307)	7,971	-	(8,176)	1,292	(760)	(351)	11,332	(15,940)	941	(14,999)
Movement of reserves	562	1,908	(2,683)	(3,306)	700	1,152	(311)	2,754	3,070	(2,294)	776
Realclasification adjustments	-	-	-	-	-	-	-	-	-	-	-
Closing balance as of December 31, 2019	(25,745)	9,879	(2,683)	(11,482)	1,992	392	(662)	14,086	(12,870)	(1,353)	(14,223)
Movement of reserves	(404)	(3,706)	1,001	955	(145)	9,784	(2,642)	2,537	9,166	(1,786)	7,380
Realclassification adjustment	14,580	-	-	-	-	-	-	(305)	14,275	-	14,275
Closing balance as of December 31, 2020	(11,569)	6,173	(1,682)	(10,527)	1,847	10,176	(3,304)	16,318	10,571	(3,139)	7,432
Movement of reserves	4,046	(52,762)	14,246	4,648	(142)	(12,072)	3,818	134	(56,006)	17,922	(38,084)
Realclassification adjustment	(390)	-	-	-	-	-	-	(3,349)	(3,739)	-	(3,739)
Reclassification to retained earnings	-	-	-	-	-	(13,375)	3,611	-	(13,375)	3,611	(9,764)
Closing balance as of December 31, 2021	(7,913)	(46,589)	12,564	(5,879)	1,705	(15,271)	4,125	13,103	(62,549)	18,394	(44,155)

(1) See details on reserves for foreign currency translation differences on conversion in Note 23, letter b).

Disclosure of detailed information about legal reserves reported in the individual financial statements of the subsidiaries [Text Block]

Subsidiary – Associate	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
SQM Iberian S.A.	9,464	9,464	9,464
SQM Europe NV	1,957	1,957	1,957
Soquimich European holding B.V.	828	828	828
Abu Dhabi Fertilizer Industries WWL	455	455	455
Kore Potash PLC	-	3,414	2,754
Vitas Fzco.	(38)	(244)	-
Pavoni & C. Spa	7	-	-
Doktor Tarsa Tarim Sanayi AS	-	-	305
Others	(14)	-	-
Total	12,659	15,874	15,763
Other derivative reserves of the acquisition of subsidiaries, which was already under Company ownership at the acquisition date (IAS 27R)
SQM Iberian S.A.	(1,677)	(1,677)	(1,677)
Orcoma Estudios SPA	2,121	2,121	-
Total Other reserves	13,103	16,318	14,086

Disclosure of dividends [text block]
Dividends discounted from equity from January to December 2021 and 2020 were the following:

Dividends	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
Ajay SQM Chile S.A. Dividends	-	556	882
Ajay SQM Chile S.A Payable Dividend	577	682	-
Soquimich Comercial S.A. Special Dividend	5,904	5,904	3,936
Soquimich Comercial S.A. Payable Dividend	5,927	2,976	1,999
Non-controlling interests	12,408	10,118	6,817
Interim dividend	157,774	44,986	211,224
Special dividend	399,998	100,000	-
Dividends payable	27,681	4,369	66,891
Owners of the Parent	585,453	149,355	278,115
Dividends discounted from equity for the period	597,861	159,473	284,932

Disclosure Of Financial Restrictions Explanatory
The financial restrictions with respect to the bonds issued by the Company for the periods ended December 31, 2021 and 2020 are as follows.

Financial restrictions (member)
As of December 31, 2021	Financial restrictions (member)	Financial restrictions (member)	Financial restrictions (member)	Financial restrictions (member)
Instrument with restriction	Bonds	Bonds	Bonds	Bank loans
Reporting party or subsidiary restriction
Creditor	Bondholders	Bondholders	Bondholders	Scotiabank
Registration number	H	Q	O	PB 70M
Name of financial indicator or ratio (See definition in Note 20.1)	NFD/Equity	NFD/Equity	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than 1.00	Must be less than 1.00	Must be less than 1.00	Must be less than 1.00
Indicator or ratio determined by the company	0.06	0.06	0.06	0.06
Fulfilled YES/NO	yes	yes	yes	yes

Financial restrictions (member)
As of December 31, 2020	Financial restrictions (member)	Financial restrictions (member)	Financial restrictions (member)	Financial restrictions (member)
Instrument with restriction	Bonds	Bonds	Bonds	Bank loans
Reporting party or subsidiary restriction
Creditor	Bondholders	Bondholders	Bondholders	Scotiabank
Registration number	H	Q	O	PB 70M
Name of financial indicator or ratio (See definition in Note 20.1)	NFD/Equity	NFD/Equity	NFD/Equity	Debt/Equity
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than 1.00	Must be less than 1.00	Must be less than 1.00	Must be less than 1.44
Indicator or ratio determined by the company	0.5	0.5	0.5	1.23
Fulfilled YES/NO	yes	yes	yes	yes

Disclosure Of Noncontrolling interests Explanatory [Table Text Block]
	% of interests in	Profit (loss) attributable to non-controlling interests for the year ended		Equity, non-controlling interests for the year ended		Dividends paid to non-controlling interests for the year ended
Subsidiary	the ownership held by non- controlling interests	As of December 31, 2021	As of December 31, 2020	As of December 31, 2021	As of December 31, 2020	As of December 31, 2021	As of December 31, 2020
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Potasio S.A.	0.0000001%	-	-	-	-	-	-
Ajay SQM Chile S.A.	49.00000%	769	910	8,382	8,189	577	1,238
Soquimich Comercial S.A.	39.36168%	5,926	2,976	26,665	32,078	11,831	8,880
Comercial Agrorama Ltda.	30.00000%	56	(45)	(596)	(775)	-	-
SQM Indonesia S.A.	20.00000%	-	-	-	-	-	-
Agrorama S.A.	0.00000%	-	-	-	-	-	-
SQM Thailand Limited	0,00400%	-	-	-	1	-	-
Total		6,751	3,841	34,451	39,493	12,408	10,118